Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	$ (31,352)	$ (959,666)	$ (319,625)	$ 168,966
Recognized in Profit or Loss	(14,128)	(432,442)	(555,646)	(355,439)
Recognized in Other Comprehensive Income	4,120	126,101	(51,217)	73,637
Recognized in Equity	(36)	(1,099)	262	(204)
Exchange Differences	3,762	115,153	(33,440)	(209,524)
Acquisitions Through Business Combinations	17,999	550,955		2,939
Balance at December 31	(22,815)	(698,356)	(959,666)	(319,625)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(126,726)	(3,879,066)	(3,758,847)	(3,504,458)
Recognized in Profit or Loss	(19,609)	(600,229)	(101,576)	(182,291)
Exchange Differences	(691)	(21,146)	(18,643)	(72,098)
Acquisitions Through Business Combinations	(1,499)	(45,873)
Balance at December 31	(148,525)	(4,546,314)	(3,879,066)	(3,758,847)
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	25,490	780,240	873,484	845,939
Recognized in Profit or Loss	(4,302)	(131,687)	(26,736)	(48,601)
Recognized in Other Comprehensive Income	4,120	126,101	(51,217)	73,637
Exchange Differences	911	27,884	(15,291)	2,509
Acquisitions Through Business Combinations	8,569	262,286
Balance at December 31	34,788	1,064,824	780,240	873,484
Mandatorily at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(3,427)	(104,903)	(21,363)	(232,198)
Recognized in Profit or Loss	9,300	284,659	(86,342)	212,737
Exchange Differences	(4)	(137)	2,802	(1,902)
Acquisitions Through Business Combinations	895	27,402
Balance at December 31	6,764	207,021	(104,903)	(21,363)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	33,597	1,028,409	1,079,824	1,384,987
Recognized in Profit or Loss	(854)	(26,147)	(22,748)	(283,179)
Recognized in Equity	(36)	(1,099)	262	(204)
Exchange Differences	2,428	74,327	(28,929)	(21,780)
Acquisitions Through Business Combinations	9,622	294,540
Balance at December 31	41,576	1,272,672	1,028,409	1,079,824
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(71,066)	(2,175,320)	(1,826,902)	(1,505,730)
Recognized in Profit or Loss	(15,465)	(473,404)	(237,402)	(301,334)
Recognized in Other Comprehensive Income	4,120	126,101	(51,217)	73,637
Recognized in Equity	(36)	(1,099)	262	(204)
Exchange Differences	2,644	80,928	(60,061)	(93,271)
Acquisitions Through Business Combinations	17,587	538,355
Balance at December 31	(65,397)	(2,001,797)	(2,175,320)	(1,826,902)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	22,262	681,441	1,124,541	1,323,577
Recognized in Profit or Loss	(1,635)	(50,059)	(456,246)	(110,967)
Exchange Differences	924	28,293	13,146	(91,008)
Acquisitions Through Business Combinations	412	12,600		2,939
Balance at December 31	21,963	672,275	681,441	1,124,541
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	17,452	534,213	382,736	351,119
Recognized in Profit or Loss	2,973	91,021	138,002	56,862
Exchange Differences	194	5,932	13,475	(25,245)
Balance at December 31	20,619	631,166	$ 534,213	$ 382,736
Adjustments arising from initial application [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	(3,181)	(97,358)
Adjustments arising from initial application [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	(3,181)	(97,358)
Adjustments arising from initial application [member] | Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ (3,181)	$ (97,358)